SCHEDULE OF CONDENSED BALANCE SHEETS (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current assets:
Prepayments and other current assets, net		$ 1,813	$ 2,029
Total current assets		23,463,414	15,295,351
Non-current asset:
Total non-current assets		3,291,091	3,487,370
Total assets		26,754,505	18,782,721
Current liabilities:
Accrued expenses and other current liabilities		42,267	38,972
Total current liabilities		13,435,975	8,084,808
Shareholders’ equity
Ordinary shares	[1]		10,000
Additional paid in capital		12,157,104	4,249,517
Retained earnings		324,893	6,037,573
Accumulated other comprehensive loss		(267,863)	(388,543)
Total shareholders’ equity		12,899,746	10,580,949
Total liabilities and shareholder’s equity		26,754,505	18,782,721
Common Class A [Member]
Shareholders’ equity
Ordinary shares	[1]	4,010
Common Class B [Member]
Shareholders’ equity
Ordinary shares	[1]	9,200
Consolidated Entities [Member]
Current assets:
Cash		25,428	46,307
Advances to suppliers		135,000
Prepayments and other current assets, net		756,585
Total current assets		917,013	46,307
Non-current asset:
Investment in subsidiaries		12,405,300	10,534,642
Total non-current assets		12,405,300	10,534,642
Total assets		13,322,313	10,580,949
Current liabilities:
Accrued expenses and other current liabilities		292,528
Amounts due to related parties		130,039
Total current liabilities		422,567
Shareholders’ equity
Ordinary shares			10,000
Additional paid in capital		12,157,104	4,249,517
Retained earnings		997,295	6,709,975
Accumulated other comprehensive loss		(267,863)	(388,543)
Total shareholders’ equity		12,899,746	10,580,949
Total liabilities and shareholder’s equity		13,322,313	10,580,949
Consolidated Entities [Member] | Common Class A [Member]
Shareholders’ equity
Ordinary shares		4,010
Consolidated Entities [Member] | Common Class B [Member]
Shareholders’ equity
Ordinary shares		$ 9,200

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1) and share split (Note 15).